Funding from Related Party - Schedule of Funding from Related Party (Details) - USD ($)		6 Months Ended
		Dec. 31, 2024	Jun. 30, 2024
Schedule of Funding from Related Party [Line Items]
Working capital advance from parent – European Lithium Ltd		$ 6,008,590	$ 4,268,857
Total		6,008,590	4,268,857
Balance at beginning of period		4,268,857	34,603
Working capital advance from parent	[1]	791,418	4,234,254
Working capital advance from parent – Interest bearing	[2]	946,020
Interest accrued on working capital advance from parent		2,295
Balance at end of period		6,008,590	4,268,857
European Lithium Ltd [Member]
Schedule of Funding from Related Party [Line Items]
Working capital advance from parent – European Lithium Ltd		6,008,590	4,268,857
Total		$ 6,008,590	$ 4,268,857

[1]	On 26 October 2022, European Lithium Ltd (EUR) announced that it has entered into a business combination agreement with Sizzle Acquisition Corp., a US special purpose acquisition company listed on NASDAQ (NASDAQ:SZZL) (Sizzle), pursuant to which EUR will effectively sell down its shareholding in European Lithium AT (Investments) Ltd, ECM Lithium AT GmbH and ECM Lithium AT Operating GmbH (collectively EUR Austria), which hold the Wolfsberg Lithium Project and certain other mineral permits prospective for lithium in Austria, in consideration for the issue of shares in the Company (Transaction). The Transaction was approved by EUR shareholders on 20 January 2023 and on 22 February 2024, Sizzle shareholders approved the Transaction at a special meeting. CRML commenced trading on the Nasdaq on 28 February 2024. In accordance with the Transaction, EUR will be reimbursed for certain expenses incurred in respect to the Transaction. In addition, EUR has provided funding to CRML to cover certain operational expenses since closing of the Transaction. As at 31 December 2024, a total of $5,060,275 is repayable to EUR. The funds advanced are repayable on demand.
[2]	On 10 December 2024, the Company entered into a formal loan agreement with EUR to advance funds of up to AUD$2m. Funds of $946,020 (AUD$1.5m) were advanced on 13 December 2024. The loan is secured over the Company’s assets including the Wolfsberg Project and interest in the Tanbreez project. The loan is repayable on 30 June 2025 and accrued interest of 5% per annum. As at 31 December 2024, a total of $948,315 is repayable to EUR comprising principal loan of $946,020 and accrued interest of $2,295.